Factor Financing	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Factor Financing [Abstract]
Factor Financing

9. Factor Financing

On February 22, 2023, ADEX, a former subsidiary of the Company, entered into an amendment to its factor financing agreement, pursuant to which ADEX agreed to sell and assign and Bay View Funding agreed to buy and accept, certain accounts receivable owing to ADEX. The amendment amended the agreement to include the Company’s HWN and SVC subsidiaries. Under the terms of the Amendment, upon the receipt and acceptance of each assignment of accounts receivable, Bay View Funding will pay ADEX, HWN and SVC, individually and together, ninety percent (90%) of the face value of the assigned accounts receivable, up to maximum total borrowings of $9,000,000 outstanding at any point in time. ADEX, HWN and SVC additionally granted Bay View Funding a continuing security interest in, and lien upon, all accounts receivable, inventory, fixed assets, general intangibles, and other assets.

Under the factoring agreement, HWN and SVC may borrow up to the lesser of $4,000,000 or an amount equal to the sum of all undisputed purchased receivables multiplied by the advance percentage, less any funds in reserve. HWN and SVC will pay to Bay View Funding a factoring fee upon purchase of receivables by Bay View Funding equal to 0.45% of the gross face value of the purchased receivable for the first 30 day period from the date said purchased receivable is first purchased by Bay View Funding, and a factoring fee of 0.25% per 15 days thereafter until the date said purchased receivable is paid in full or otherwise repurchased by HWN and SVC or otherwise written off by Bay View Funding within the write off period. HWN and SVC will also pay a finance fee to Bay View Funding on the outstanding advances under the agreement at a floating rate per annum equal to the Prime Rate plus 1.75%. The finance rate will increase or decrease monthly, on the first day of each month, by the amount of any increase or decrease in the Prime Rate, but at no time will the finance fee be less than 9.25%.

On March 6, 2023, in connection with the divestiture of the ADEX Entities, the amounts owed and related to ADEX accounts receivable were assumed by the buyer.

During the nine months ended September 30, 2024, the Company paid $257,578 in factoring fees. These amounts are included within general and administrative expenses on the unaudited condensed consolidated statement of operations.

During the nine months ended September 30, 2024, the Company received an aggregate of $6,673,090 and repaid an aggregate of $8,034,746.

The Company owed $0 under the agreement as of September 30, 2024 and the Company will receive no further amounts from Bay View Funding.

9. Factor Financing

On February 22, 2023, ADEX, a former subsidiary of the Company, entered into an amendment to its factor financing agreement, pursuant to which ADEX agreed to sell and assign and Bay View Funding agreed to buy and accept, certain accounts receivable owing to ADEX. The amendment amended the agreement to include the Company’s HWN and SVC subsidiaries. Under the terms of the Amendment, upon the receipt and acceptance of each assignment of accounts receivable, Bay View Funding will pay ADEX, HWN and SVC, individually and together, ninety percent (90%) of the face value of the assigned accounts receivable, up to maximum total borrowings of $9,000,000 outstanding at any point in time. ADEX, HWN and SVC additionally granted Bay View Funding a continuing security interest in, and lien upon, all accounts receivable, inventory, fixed assets, general intangibles, and other assets.

Under the factoring agreement, HWN and SVC may borrow up to the lesser of $4,000,000 or an amount equal to the sum of all undisputed purchased receivables multiplied by the advance percentage, less any funds in reserve. HWN and SVC will pay to Bay View Funding a factoring fee upon purchase of receivables by Bay View Funding equal to 0.45% of the gross face value of the purchased receivable for the first 30 day period from the date said purchased receivable is first purchased by Bay View Funding, and a factoring fee of 0.25% per 15 days thereafter until the date said purchased receivable is paid in full or otherwise repurchased by HWN and SVC or otherwise written off by Bay View Funding within the write off period. HWN and SVC will also pay a finance fee to Bay View Funding on the outstanding advances under the agreement at a floating rate per annum equal to the Prime Rate plus 1.75%. The finance rate will increase or decrease monthly, on the first day of each month, by the amount of any increase or decrease in the Prime Rate, but at no time will the finance fee be less than 9.25%.

The Company used proceeds from the amended agreement to pay the remaining principal on the promissory note outstanding to Cornerstone National Bank & Trust discussed in Note 7, Loans Payable.

On March 6, 2023, in connection with the divestiture of the ADEX Entities, the amounts owed and related to ADEX accounts receivable were assumed by the buyer (refer to Note 3, Recent Subsidiary Activity, for additional detail).

During the year ended December 31, 2023, the Company paid $210,375 in factoring fees. These amounts are included within general and administrative expenses on the consolidated statement of operations.

During the year ended December 31, 2023, the Company received an aggregate of $12,885,071 and repaid an aggregate of $11,523,415.

The Company owed $1,361,656 under the agreement as of December 31, 2023.